UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		    FORM 13F-HR/A
		                  FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON May 14, 2003, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON November 15, 2003. THE FIRST AMENDMENT WAS NOT READABLE. THE SECOND AMENDMENT WAS NUMBERED AS
AMENDMENT #1 BUT SHOULD HAVE BEEN NUMBERED AS AMENDMENT #2. THIS
#3 AMENDMENT REPORT IS THE CORRECT REPORT.



Report for the Calendar Year or Quarter Ended: __03/31/03____

Check here if Amendment [X]; Amendment Number: _3___
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _417 Fifth Avenue, Fourth Floor___________
         _New York, NY  10016______________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:


_____________________    ___NEW YORK, NY___     ____05/14/03___
    [Signature]             [City, State]            [Date]



We inadvertently checked 13F COMBINATION REPORT in the first two amendment reports. This #3 amendment report is the correct report.


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: ____81____

Form 13F Information Table Value Total: $___126,116___
                                         (thousands)




List of Other Included Managers: NONE


PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 03/31/03
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                              TITLE                 FAIR    SHARES OR              SHARED   SHARED               (SHARES)
                               OF                   MARKET  PRINCIPAL       SOLE   DEFINED   OTHER          SOLE   SHARED     NONE
NAME OF ISSUES                CLASS  CUSIP NO       VALUE   AMOUNT           (A)      (B)      (C)   MGR     (A)      (B)      (C)
_________________             _____  ________       ______  _________        ___      ___      ___  _____    ___      ___      ___

ASML HLDG NV                  N Y SH N07059111     228,360     34,600     34,600                          34,600
ACXIOM CORP                   NOTE   005125AB5     199,262    163,000    163,000                         163,000
ADAPTEC INC                   NOTE   00651FAE8     869,780  1,000,000  1,000,000                        1000,000
ADVANCED MICRO DEVICES INC    NOTE   007903AF4   2,248,365  2,010,000  2,010,000                        2010,000
AFFYMETRIX INC                NOTE   00826TAD0      75,650     85,000     85,000                          85,000
AMAZON COM INC                NOTE   023135AF3   8,158,730  9,682,000  9,682,000                        9682,000
AMERICA ONLINE INC DEL        NOTE   02364JAC8     290,340    500,000    500,000                         500,000
AMERISOURCE HEALTH CORP       NOTE   03071PAD4   7,622,207  6,060,000  6,060,000                        6060,000
AMGEN INC                     COM    031162100     351,543      6,100      6,100                           6,100
AMKOR TECHNOLOGY INC          NOTE   031652AN0   1,520,000  2,000,000  2,000,000                        2000,000
ANIXTER INTL INC              NOTE   035290AC9   1,662,883  5,220,000  5,220,000                        5220,000
AVATAR HLDGS INC              NOTE   053494AD2     103,772    103,000    103,000                         103,000
AVIRON                        NOTE   053762AD2   5,118,133  4,932,000  4,932,000                        4932,000
BAXTER INTL INC               CORP U 071813406     412,127     10,735     10,735                          10,735
BEA SYS INC                   NOTE   073325AD4     387,506    415,000    415,000                         415,000
CELL THERAPEUTICS INC         NOTE   150934AD9   1,723,040  1,600,000  1,600,000                        1600,000
CEPHALON INC                  NOTE   156708AC3      80,013     83,000     83,000                          83,000
CEPHALON INC                  NOTE   156708AE9   1,070,301  1,182,000  1,182,000                        1182,000
CHARMING SHOPPES INC          COM    161133103           3          1          1                               1
CHARTER COMMUNICATIONS INC D  NOTE   16117MAB3      60,432    266,000    266,000                         266,000
CHECKPOINT SYS INC            SDCV   162825AB9     577,956    600,000    600,000                         600,000
CIENA CORP                    NOTE   171779AA9   3,355,996  4,455,000  4,455,000                        4455,000
COEUR D ALENE MINES CORP IDA  SDCV   192108AE8     324,000    324,000    324,000                         324,000
COMMUNITY HEALTH SYS INC NEW  NOTE   203668AA6   3,664,478  3,673,000  3,673,000                        3673,000
CORNING INC                   NOTE   219350AK1   3,459,914  3,511,000  3,511,000                        3511,000
CUMMINS INC                   COM    231021106     145,081      5,900      5,900                           5,900
CYMER INC                     COM    232572107     100,267      4,220      4,220                           4,220
CYPRESS SEMICONDUCTOR CORP    NOTE   232806AE9     736,200    818,000    818,000                         818,000
DEVON ENERGY CORP NEW         DEB    25179MAA1   2,614,069  2,548,000  2,548,000                        2548,000
DEVON ENERGY CORP NEW         DEB    25179MAB9     338,556    330,000    330,000                         330,000
DOUBLECLICK INC               NOTE   258609AC0      12,705     14,000     14,000                          14,000
ENZON PHARMACEUTICALS INC     NOTE   293904AB4   2,266,038  2,883,000  2,883,000                        2883,000
FIRST DATA CORP               DEBT   319963AD6   9,614,007  8,638,000  8,638,000                        8638,000
FREEPORT-MCMORAN COPPER & GO  PFD CV 35671D501     519,825     25,000     25,000                          25,000
GENZYME CORP                  COM GE 372917104      25,585        700        700                             700
GETTY IMAGES INC              NOTE   374276AE3      28,254     30,000     30,000                          30,000
GTECH HLDGS CORP              DBCV   400518AB2   3,860,945  2,750,000  2,750,000                        2750,000
HARRIS CORP DEL               COM    413875105     100,044      3,600      3,600                           3,600
HEALTH MGMT ASSOC INC NEW     SDCV   421933AB8     182,654    271,000    271,000                         271,000
HILTON HOTELS CORP            COM    432848109      35,805      3,084      3,084                           3,084
HUTCHINSON TECHNOLOGY INC     COM    448407106     663,300     26,800     26,800                          26,800
ICN PHARMACEUTICALS INC NEW   NOTE   448924AM2   1,192,293  1,415,000  1,415,000                        1415,000
INCO LTD                      DBCV   453258AH8     142,410    141,000    141,000                         141,000
INTERNATIONAL RECTIFIER CORP  NOTE   460254AE5     667,532    756,000    756,000                         756,000
INVITROGEN CORP               NOTE   46185RAD2   1,389,755  1,590,000  1,590,000                        1590,000
INVITROGEN CORP               COM    46185R100      94,185      3,085      3,085                           3,085
IVAX CORP                     NOTE   465823AD4   1,051,013  1,095,000  1,095,000                        1095,000
IVAX CORP                     NOTE   465823AG7   1,028,858  1,176,000  1,176,000                        1176,000
KING PHARMACEUTICALS INC      DBCV   495582AG3   8,622,903 10,025,000 10,025,000                       10025,000
KULICKE & SOFFA INDS INC      NOTE   501242AE1   2,593,830  4,025,000  4,025,000                        4025,000
KULICKE & SOFFA INDS INC      NOTE   501242AJ0     450,017    655,000    655,000                         655,000
                                 PAGE TOTAL       82,040,922


PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 03/31/03
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                              TITLE                 FAIR    SHARES OR              SHARED   SHARED               (SHARES)
                               OF                   MARKET  PRINCIPAL       SOLE   DEFINED   OTHER          SOLE   SHARED     NONE
NAME OF ISSUES                CLASS  CUSIP NO       VALUE   AMOUNT           (A)      (B)      (C)   MGR     (A)      (B)      (C)
_________________             _____  ________       ______  _________        ___      ___      ___  _____    ___      ___      ___

LSI LOGIC CORP                NOTE   502161AE2  11,285,550 12,135,000 12,135,000                       12135,000
LTX CORP                      COM    502392103      93,055     18,318     18,318                          18,318
L-3 COMMUNICATIONS HLDGS INC  COM    502424104      20,025        500        500                             500
NEXTEL COMMUNICATIONS INC     NOTE   65332VAT0   4,477,555  4,688,000  4,688,000                        4688,000
NEXTEL COMMUNICATIONS INC     NOTE   65332VBC6   1,112,598  1,131,000  1,131,000                        1131,000
OFFSHORE LOGISTICS INC        NOTE   676255AF9     397,959    390,000    390,000                         390,000
POGO PRODUCING CO             NOTE   730448AE7     261,144    240,000    240,000                         240,000
PRIDE INTL INC DEL            FRNT   74153QAB8      32,207     29,000     29,000                          29,000
PROTEIN DESIGN LABS INC       NOTE   74369LAB9     555,552    636,000    636,000                         636,000
PROVIDIAN FINL CORP           NOTE   74406AAA0     564,450    710,000    710,000                         710,000
RF MICRODEVICES INC           COM    749941100      12,000      2,000      2,000                           2,000
REGENERON PHARMACEUTICALS     NOTE   75886FAB3   9,408,338 13,216,000 13,216,000                       13216,000
RITE AID CORP                 NOTE   767754BA1   3,212,762  3,752,000  3,752,000                        3752,000
ROYAL CARIBBEAN CRUISES LTD   NOTE   780153AK8   3,111,649  7,847,000  7,847,000                        7847,000
ROYAL CARIBBEAN CRUISES LTD   NOTE   780153AM4      27,981     67,000     67,000                          67,000
SANMINA SCI CORP              NOTE   800907AB3     756,603    779,000    779,000                         779,000
SANMINA SCI CORP              SDCV   800907AD9   2,344,500  5,210,000  5,210,000                        5210,000
SANMINA SCI CORP              COM    800907107      10,125      2,500      2,500                           2,500
SEMTECH CORP                  NOTE   816850AD3     598,622    634,000    634,000                         634,000
SHAW GROUP INC                NOTE   820280AC9      44,505     69,000     69,000                          69,000
SIEBEL SYS INC                NOTE   826170AC6      66,087     66,000     66,000                          66,000
SKECHERS U S A INC            NOTE   830566AB1       1,694      2,000      2,000                           2,000
SYMANTEC CORP                 NOTE   871503AB4     586,836    431,000    431,000                         431,000
TERADYNE INC                  SDCV   880770AD4     874,398    933,000    933,000                         933,000
UNIVERSAL HLTH SVCS INC       DBCV   913903AL4     598,940  1,000,000  1,000,000                        1000,000
VEECO INSTRS INC DEL          NOTE   922417AB6   2,629,710  3,000,000  3,000,000                        3000,000
VERITAS SOFTWARE CORP / VERI  NOTE   92343RAA1     575,828    650,000    650,000                         650,000
VISHAY INTERTECHNOLOGY INC    NOTE   928298AD0     202,735    365,000    365,000                         365,000
WMX TECHNOLOGIES INC          NOTE   92929QAF4       4,600      5,000      5,000                           5,000
WASTE CONNECTIONS INC         COM    941053100     207,000      6,000      6,000                           6,000
                                 PAGE TOTAL       44,075,008
                                GRAND TOTAL      126,115,930
